Document and Entity Information	Oct. 01, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	Riot Platforms, Inc.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	001-33675
Entity Tax Identification Number	84-1553387
Entity Address, Address Line One	85 Rio Grande Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Castle Rock
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80104
City Area Code	(303)
Local Phone Number	794-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	RIOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001167419
Amendment Flag	false